ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 2. ACCRUED EXPENSES

Accrued expenses consisted of the following at May 31, 2012 and November 30, 2011:

	May 31, 2012	November 30, 2011
Accrued professional fees	$0	$6,000
Accrued state excise tax	0	456
Accrued state license fees	0	660
Total Accrued Expenses	$0	$7,116

Accrued expenses consisted of the following at November 30, 2011 and 2010:

	2011	2010
Accrued professional fees	$6,000	$5,927
Accrued state excise tax	456	456
Accrued state license fees	660	0
Total Accrued Expenses	$7,116	$6,383